Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Inventory
Raw materials and consumables	$ 103,102	$ 43,486
Work in progress	6,809	4,561
Finished goods	29,275	3,457
Stock in transit	1,105	2,845
Total inventory	140,291	54,349
Inventory written down	$ 700	$ 500